Vista Outdoor Inc. - 10-Q Accumulated Other Comprehensive Loss (AOCL) (Changes in the Balance of AOCL) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0
Ending balance	0		0	$ 0
Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	1,126,297,000	1,131,793,000	1,131,793,000
Change in fair value of derivatives	1,034,000	1,256,000
Income tax impact on derivative instruments	(198,000)	(493,000)
Ending balance	1,186,259,000		1,126,297,000	1,131,793,000
Total | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(74,348,000)	(80,802,000)	(80,802,000)	(76,679,000)
Change in fair value of derivatives			2,607,000	(4,829,000)
Income tax impact on derivative instruments			1,104,000	(1,707,000)
Net loss (gain) reclassified from AOCL			2,025,000	(65,000)
Ending balance	(73,404,000)	(78,002,000)	(74,348,000)	(80,802,000)
Derivatives | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(15,000)	(3,543,000)	(3,543,000)	(356,000)
Change in fair value of derivatives	1,034,000	1,256,000	2,607,000	(4,829,000)
Income tax impact on derivative instruments	(198,000)	(493,000)	1,104,000	(1,707,000)
Net loss (gain) reclassified from AOCL	(208,000)	811,000	2,025,000	(65,000)
Ending balance	613,000	(1,969,000)	(15,000)	(3,543,000)
Pension and other postretirement benefits liabilities | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(68,722,000)	(71,449,000)	(71,449,000)	(71,075,000)
Net loss (gain) reclassified from AOCL	565,000	562,000
Ending balance	(68,157,000)	(70,887,000)	(68,722,000)	(71,449,000)
Cumulative translation adjustment | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,611,000)	(5,810,000)	(5,810,000)	(5,248,000)
Net change in cumulative translation adjustment	(249,000)	664,000
Ending balance	$ (5,860,000)	$ (5,146,000)	$ (5,611,000)	$ (5,810,000)